Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The following practices have not been formalized in a written policy, but have been regularly followed:
•our annual LTI grant coincides with a regularly scheduled Board meeting that is scheduled more than one year in advance.
Currently, the annual LTI awards are granted at the March Board meeting. The Board has retained discretion to change the annual grant date in the future under appropriate circumstances;
•we do not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on equity award grant dates for the purpose of affecting the value of such grants; and
•we occasionally grant equity compensation to our NEOs outside of our annual LTI award cycle for new hires, promotions, recognition, retention, or other purposes. If the grant date is after the approval date, it must be on a date specified at the time of approval.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	we do not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on equity award grant dates for the purpose of affecting the value of such grants; and
•we occasionally grant equity compensation to our NEOs outside of our annual LTI award cycle for new hires, promotions, recognition, retention, or other purposes.